Schedule of basic and diluted EPS (Details)		12 Months Ended
		Sep. 30, 2025 $ / shares [1]	Sep. 30, 2025 HKD ($) $ / shares shares		Sep. 30, 2024 HKD ($) $ / shares shares
Numerator:
Numerator for basic earnings per share - net income (loss) attributable to the SU Group Holdings Limited's shareholders (in HK$) | $			$ (18,484,477)		$ 10,653,488
Numerator for diluted earnings per share - net income (loss) attributable to the SU Group Holdings Limited's shareholders (in HK$) | $			$ (18,484,477)		$ 10,653,488
Denominator:
Denominator for basic net income per share - weighted average number of shares | shares	[1]		46,133		43,441
Denominator for diluted net income per share - weighted average number of shares | shares	[1]		46,133		43,441
Earnings (Losses) per share - basic (in HK$) | (per share)		$ (51.48)	$ (400.68)	[2]	$ 245.24	[1]
Earnings (Losses) per share - diluted (in HK$) | (per share)		$ (51.48)	$ (400.68)	[2]	$ 245.24	[1]

[1]	The share amounts and per share data are presented on a retroactive basis, giving effect to the completion of the share consolidation and re-designation of share capital on August 25, 2025, the share consolidation on August 6, 2026, and the share consolidation on October 7, 2026 (see Note 15). The capital reduction effected on July 2, 2026 was not retroactively applied since the capital reduction occurred after the end of the reporting period (see Note 15).
[2]	The share amounts and per share data are presented on a retroactive basis, giving effect to the completion of the share consolidation and re-designation of share capital on August 25, 2025, the share consolidation on August 6, 2026, and the share consolidation on October 7, 2026 (see Note 15). The capital reduction effected on July 2, 2026 was not retroactively applied since the capital reduction occurred after the end of the reporting period (see Note 15).